Income Taxes - Provisions for Income Tax Provisions (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal
Current		$ 18,169
Deferred	(794,953)	(226,958)
State
Current
Deferred
Change in valuation allowance	794,953	226,958
Income tax provision		$ 18,169